Financial liabilities at fair value through profit or loss - Trading liabilities by type (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [table]
Trading liabilities by type	€ 27,113	€ 32,709
Trading Equity Securities [Member]
Disclosure of fair value measurement of liabilities [table]
Trading liabilities by type	322	191
Debt Securities [member]
Disclosure of fair value measurement of liabilities [table]
Trading liabilities by type	753	577
Funds on deposit [member]
Disclosure of fair value measurement of liabilities [table]
Trading liabilities by type	7,513	6,204
Derivatives [member]
Disclosure of fair value measurement of liabilities [table]
Trading liabilities by type	€ 18,525	€ 25,737